Financial risk management objectives and policies - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments by interest rate
Borrowings, interest rate		5.90%
Total financial liabilities	$ 17,807	$ 16,808	$ 15,053
Short-term deposits, not classified as cash equivalents	80	37	65
Cash and cash equivalents	3,324	5,018	6,240
Instruments in a fair value hedge relationship
Disclosure of financial instruments by interest rate
Total financial liabilities	900	$ 1,368	$ 1,398
Bonds Maturing 2022 and 2027
Disclosure of financial instruments by interest rate
Notional amount	$ 2,000
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Borrowings, interest rate	7.00%	7.00%	7.00%
5.9% Callable bond
Disclosure of financial instruments by interest rate
Notional amount	$ 1,750
Borrowings, interest rate	5.90%
1.75% Callable bond
Disclosure of financial instruments by interest rate
Borrowings, interest rate	1.75%	1.75%	1.75%
Interest rate swaps
Disclosure of financial instruments by interest rate
Notional amount	$ 900
Current financial liabilities	2,247	$ 2,307	$ 916
Non-current financial liabilities	15,560	14,501	14,137
Total financial liabilities	17,807	16,808	15,053
Short-term deposits, not classified as cash equivalents	80	37	65
Cash and cash equivalents	3,324	5,018	6,240
Total financial assets	3,404	5,055	6,305
Current and non-current asset investments and other financial assets on which no interest is received	6,366	5,519	6,494
Interest rate swaps | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	404	1,086	67
Non-current financial liabilities	14,608	13,154	11,986
Total financial liabilities	15,012	14,240	12,053
Interest rate swaps | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	1,843	1,221	849
Non-current financial liabilities	952	1,347	2,151
Total financial liabilities	2,795	2,568	3,000
Short-term deposits, not classified as cash equivalents	80	37	65
Cash and cash equivalents	3,324	5,018	6,240
Total financial assets	3,404	$ 5,055	$ 6,305
Interest rate swaps | Instruments in a fair value hedge relationship
Disclosure of financial instruments by interest rate
Notional amount	600
Interest rate swaps | Instruments at fair value through profit or loss
Disclosure of financial instruments by interest rate
Notional amount	$ 290
Interest rate swaps | 7% Guaranteed debentures | Floating rate
Disclosure of financial instruments by interest rate
Borrowings, interest rate	7.00%
Interest rate swaps | 1.75% Callable bond | Floating rate
Disclosure of financial instruments by interest rate
Borrowings, interest rate	1.75%